Document and Entity Information Document	Apr. 29, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	VEREIT, INC.
Entity Central Index Key	0001507385
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by VEREIT (as defined below) on April 29, 2021 (the "Original Form 8-K") to change the item number under which certain information was previously disclosed in the Original Form 8-K. Specifically, the Original Form 8-K is hereby amended and restated in its entirety to provide that the information previously disclosed under Item 8.01—Other Events, including Exhibits 99.1 and 99.2 to the Original Form 8-K, is furnished under Item 7.01—Regulation FD Disclosure and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, and is not incorporated by reference into any of VEREIT’s filings, whether made before or after the date hereof, regardless of any general incorporation language in any such filing.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35263
Entity Tax Identification Number	45-2482685
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(800)
Local Phone Number	606-3610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	VER
Security Exchange Name	NYSE
Series F Cumulative Redeemable Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	6.70% Series F Cumulative Redeemable Preferred Stock
Trading Symbol	VER PRF
Security Exchange Name	NYSE
VEREIT Operating Partnership, L.P. [Member]
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	VEREIT OPERATING PARTNERSHIP, L.P.
Entity Central Index Key	0001528059
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by VEREIT (as defined below) on April 29, 2021 (the "Original Form 8-K") to change the item number under which certain information was previously disclosed in the Original Form 8-K. Specifically, the Original Form 8-K is hereby amended and restated in its entirety to provide that the information previously disclosed under Item 8.01—Other Events, including Exhibits 99.1 and 99.2 to the Original Form 8-K, is furnished under Item 7.01—Regulation FD Disclosure and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, and is not incorporated by reference into any of VEREIT’s filings, whether made before or after the date hereof, regardless of any general incorporation language in any such filing.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-197780
Entity Tax Identification Number	45-1255683
Entity Address, Address Line One	2325 E. Camelback Road, 9th Floor
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	(800)
Local Phone Number	606-3610
Entity Emerging Growth Company	false